Production costs by nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2025	2024
	$	$

Raw materials and consumables	519,075	491,855
Salaries and employee benefits	168,805	134,938
Contractors	142,619	92,225
Other	79,171	51,756
Change in inventories	(16,532)	4,444
Capitalized to mining interests	(147,692)	(93,390)
	745,446	681,828

Salaries and employee benefits expense included in general and administrative costs were $30 million for the year ended December 31, 2025 (2024 - $29 million).